Amounts Recognized in Accumulated Other Comprehensive Loss (Detail) (CAD) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Foreign exchange	(452)
Pension Plans
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Beginning balance	48
Current year net actuarial loss	3,303	47
Amortization of net actuarial loss	(2)
Foreign exchange	(16)	1
Ending balance	3,333	48
Other Postretirement Benefit Plans, Defined Benefit
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Current year net actuarial loss	857
Amortization of net actuarial loss	(32)
Foreign exchange	(4)
Ending balance	821